Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

5. Fair Value Measurements

As of June 30, 2021 and December 31, 2020, the recorded values of cash and cash equivalents, restricted cash and accounts payable approximate their respective fair values due to the short-term nature of the instruments.

Cash and cash equivalents held by the Company as of June 30, 2021 and December 31, 2020 were $692.8 million and $262.7 million, respectively, and were comprised of cash on hand and money market funds classified within Level 1 of the fair value hierarchy.

Public and Private Common Stock Warrants

	Fair Value Measurements as of June 30, 2021
Liabilities included in:	Level 1	Level 2	Level 3	Total
Public Common Stock Warrants	$77,607	$—	$—	$77,607
Private Common Stock Warrants	—	—	60,688	60,688
Total fair value	$77,607	$—	$60,688	$138,295

	Fair Value Measurements as of December 31, 2020
Liabilities included in:	Level 1	Level 2	Level 3	Total
Public Common Stock Warrants	$124,545	$—	$—	$124,545
Private Common Stock Warrants	—	—	53,687	53,687
Total fair value	$124,545	$—	$53,687	$178,232

The Public Warrants was classified within Level 1 as they are publicly traded and had an observable market price in an active market. The Private Warrants were classified within Level 3 as they were valued based on a BSM pricing model, which involved the use of certain unobservable inputs, such as expected volatility estimated based on the average historical stock price volatility of comparable companies. As of December 31, 2020, the fair value of the Private Warrants liability was $53.7 million. During the three and six months ended June 30, 2021, the fair value of the Private Warrants liability increased by $10.8 million and $7.0 million, respectively. As of June 30, 2021, the fair value of the Private Warrants liability was $60.7 million.

6. Fair Value Measurements

As of December 31, 2020 and 2019, the recorded values of cash and cash equivalents, restricted cash and accounts payable approximate their respective fair values due to the short-term nature of the instruments.

Cash and cash equivalents held by the Company as of December 31, 2020 and 2019 were $262.7 million and $25.6 million, respectively, and were comprised of cash on hand and money market funds classified within Level 1 of the fair value hierarchy.

Forward Contract Liability

The Company had no outstanding forward contract liability as it was settled during the year ended December 31, 2020.

Prior to the Business Combination, the Company measured the Redeemable Convertible Series E preferred stock forward contract liability at fair value based on significant inputs not observable in the market, which causes it to be classified as a Level 3 measurement within the fair value hierarchy. The valuation of the Redeemable Convertible Series E preferred stock forward contract liability uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assessed these assumptions and estimates on an on-going basis in 2020 until settlement of the contract as additional data impacting the assumptions and estimates was obtained. Changes in the fair value of the redeemable convertible Series E preferred stock forward contract liability related to updated assumptions and estimates are recognized within Other income (expense), net in the consolidated statements of operations.

The table below reflects the fair value measurement of the Company’s Level 3 inputs as of September 10, 2020, the date on which the Redeemable Convertible Series E preferred forward contract liability was settled, prior to giving effect to the Business Combination:

	Fair Value as of	Valuation	Unobservable Input
	September 10, 2020	Technique	Description	Input
Redeemable Convertible Series E preferred stock forward contract liability	$21,688	Discounted cash flow	Fair value of Redeemable Convertible Series E preferred stock	$9.17

The following table presents changes in Level 3 liabilities measured at fair value for the year ended December 31, 2020:

Series E forward
contract liability
Fair value as of December 31, 2019	$—
Issuance of the Redeemable convertible Series E preferred stock forward contract liability	—
Change in fair value	21,688
Settlement of the Redeemable convertible Series E preferred stock forward contract liability	(21,688)
Fair value as of December 31, 2020	$—

The fair value of the redeemable convertible Series E preferred stock forward contract liability as of the September 10, 2020 settlement date was determined by multiplying the number of additional shares issued by the Company by the difference between the issuance price in accordance with the forward contract agreement and the estimated fair value of the redeemable convertible Series E preferred stock.

Public and Private Common Stock Warrants

	Fair Value Measured as of December 31, 2020
Liabilities included in:	Level 1	Level 2	Level 3	Total
Public common stock warrants (Restated)	$124,545	$—	$—	$124,545
Private common stock warrants (Restated)	—	—	53,687	53,687
Total fair value (Restated)	$124,545	$—	$53,687	$178,232

As of December 16, 2020, the effective date of the Business Combination, the fair value of the Private Common Stock Warrants liability was $43.9 million. During the year ended December 31, 2020, the fair value of the Private Common Stock Warrants liability increased by $9.8 million. As of December 31, 2020, the fair value of the Private Common Stock Warrants was $53.7 million.

Earnout Shares

Pursuant to the Merger Agreement, FEAC delivered 10,000,000 of its shares of FEAC Class B common stock into escrow that are subject to forfeiture if certain earnout conditions described more fully in the Merger Agreement are not satisfied. If the earnout conditions are fully satisfied, 5,000,000 of such shares will be released to the Sponsor in the form of shares of Class A common stock of New Skillz, and the other 5,000,000 shares will be released to the Old Skillz stockholders, who will receive shares of New Skillz common stock as a result of the Business Combination in the form of shares of Class A common stock of

New Skillz (other than the Founder and a trust for the benefit of his family members, who will receive shares of Class B common stock of New Skillz), in each case as further described in the Merger Agreement. The fair value of the Earnout Shares of $172.3 million was estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied. The Earnout Shares were included in the net consideration from the Business Combination and recorded in Additional paid-in capital with a corresponding offset to Additional paid-in capital. In January 2021, the earnout conditions were fully satisfied.